Loans and Allowance for Credit Losses, Impaired Loans (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Impaired Loans [Abstract]
Unpaid principal balance	$ 33,646	$ 36,255
Impaired loans, Recorded Investment	28,070	30,012
Impaired Financing Receivable, with Related Allowance, Recorded Investment	21,488	26,215
Related allowance for credit losses	5,009	5,884
Total Commercial [Member]
Impaired Loans [Abstract]
Unpaid principal balance	7,346	11,235
Impaired loans, Recorded Investment	5,334	8,186
Impaired Financing Receivable, with Related Allowance, Recorded Investment	4,947	8,050
Related allowance for credit losses	1,156	1,674
Commercial and Industrial Loans [Member]
Impaired Loans [Abstract]
Unpaid principal balance	2,016	3,331
Impaired loans, Recorded Investment	1,274	2,086
Impaired Financing Receivable, with Related Allowance, Recorded Investment	1,024	2,086
Related allowance for credit losses	223	353
Commercial Real Estate Mortgage [Member]
Impaired Loans [Abstract]
Unpaid principal balance	4,269	5,766
Impaired loans, Recorded Investment	3,375	4,673
Impaired Financing Receivable, with Related Allowance, Recorded Investment	3,264	4,537
Related allowance for credit losses	819	1,025
Commercial Real Estate Construction [Member]
Impaired Loans [Abstract]
Unpaid principal balance	946	1,975
Impaired loans, Recorded Investment	615	1,345
Impaired Financing Receivable, with Related Allowance, Recorded Investment	589	1,345
Related allowance for credit losses	101	276
Lease Financing [Member]
Impaired Loans [Abstract]
Unpaid principal balance	71	54
Impaired loans, Recorded Investment	33	39
Impaired Financing Receivable, with Related Allowance, Recorded Investment	33	39
Related allowance for credit losses	8	11
Foreign Loans [Member]
Impaired Loans [Abstract]
Unpaid principal balance	44	109
Impaired loans, Recorded Investment	37	43
Impaired Financing Receivable, with Related Allowance, Recorded Investment	37	43
Related allowance for credit losses	5	9
Total Consumer [Member]
Impaired Loans [Abstract]
Unpaid principal balance	26,300	25,020
Impaired loans, Recorded Investment	22,736	21,826
Impaired Financing Receivable, with Related Allowance, Recorded Investment	16,541	18,165
Related allowance for credit losses	3,853	4,210
Real estate 1-4 family first mortgage [Member]
Impaired Loans [Abstract]
Unpaid principal balance	22,450	21,293
Impaired loans, Recorded Investment	19,500	18,472
Impaired Financing Receivable, with Related Allowance, Recorded Investment	13,896	15,224
Related allowance for credit losses	3,026	3,074
Real estate 1-4 family junior lien mortgage [Member]
Impaired Loans [Abstract]
Unpaid principal balance	3,130	2,855
Impaired loans, Recorded Investment	2,582	2,483
Impaired Financing Receivable, with Related Allowance, Recorded Investment	2,092	2,070
Related allowance for credit losses	681	859
Credit Card [Member]
Impaired Loans [Abstract]
Unpaid principal balance	431	531
Impaired loans, Recorded Investment	431	531
Impaired Financing Receivable, with Related Allowance, Recorded Investment	431	531
Related allowance for credit losses	132	244
Automobile [Member]
Impaired Loans [Abstract]
Unpaid principal balance	245	314
Impaired loans, Recorded Investment	189	314
Impaired Financing Receivable, with Related Allowance, Recorded Investment	95	314
Related allowance for credit losses	11	27
Other revolving credit and installment [Member]
Impaired Loans [Abstract]
Unpaid principal balance	44	27
Impaired loans, Recorded Investment	34	26
Impaired Financing Receivable, with Related Allowance, Recorded Investment	27	26
Related allowance for credit losses	$ 3	$ 6